Other Non-Current Assets	12 Months Ended
Mar. 31, 2026
Other Non Current Assets [Abstract]
Other Non-Current Assets	25) OTHER NON-CURRENT ASSETS

	As at March 31
Particulars	2025	2026
Prepaid expenses	402	75
Total	402	75